Condensed Parent Company Financial Information (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Parent Company Financial Information [Abstract]
Treasury Stock, Shares, Acquired	43,665	59,111	75,000